Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums written	$ 27,860.7	$ 23,941.9	$ 21,086.5
Ceded written	(728.6)	(588.4)	(522.5)
Net premiums written	27,132.1	23,353.5	20,564.0
Direct premiums earned	26,425.7	23,111.2	20,454.1
Ceded earned	(695.8)	(637.2)	(555.0)
Net premiums earned	25,729.9	22,474.0	19,899.1
non regulated reinsurance plan [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded written	(222.7)	(149.0)	(164.5)
Ceded earned	(216.2)	(212.1)	(192.4)
Regulated reinsurance plan [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded written	(505.9)	(439.4)	(358.0)
Ceded earned	$ (479.6)	$ (425.1)	$ (362.6)